Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
2014	$ 101,105
2015	101,105
2016	1,399,293
2017	892,855
2018	572,329
2019 and thereafter	1,018,563
Total principal payments	4,085,250	2,907,500
Less: Financing Fees	(92,014)	(54,090)
Total debt	$ 3,993,236	$ 2,853,410